Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 3,432	$ 5,393
Cash and balances at central banks classified as cash equivalents	[1]	160,541	149,430
Loans and advances to banks classified as cash equivalents		15,125	14,428
Money market paper classified as cash equivalents		1,428	2,911
Disposal of subsidiaries, associates and intangible assets	[2]	$ 437	$ 14

[1]	Includes only balances with an original maturity of three months or less.
[2]	Includes cash proceeds from the sale of UBS’s minority investment in Clearstream Fund Centre for the period ended 30 June 2021, and dividends received from associates in both periods. Refer to the “Recent developments” section of this report for more information